STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue:
Revenue	$ 0	$ 15,000
Revenue from Contract with Customer, Product and Service [Extensible Enumeration]	License revenue	License revenue
Operating expenses:
Research and development	$ 59,504	$ 21,125
Selling, general and administrative	12,925	4,358
Total operating expenses	72,429	25,483
Loss from operations	(72,429)	(10,483)
Other income:
Other	93	15
Interest income	2,189	4
Total other income, net	2,282	19
Net loss before income taxes	(70,147)	(10,464)
Income tax expense (benefit)	(179)	347
Net loss	(69,968)	(10,811)
Other comprehensive income:
Unrealized gain on marketable securities	6	0
Comprehensive loss	$ (69,962)	$ (10,811)
Net loss per share attributable to common stockholders-basic	$ (7.22)	$ (1.14)
Net loss per share attributable to common stockholders-diluted	$ (7.22)	$ (1.14)
Weighted-average Class A common shares outstanding, basic (in shares)	9,689,045,000	9,455,393,000
Weighted-average Class A common shares outstanding, diluted (in shares)	9,689,045,000	9,455,393,000